Commitments and Contingencies - Other (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) lessor credit_facility	Mar. 31, 2022 vessel
March 2022 Sale Leaseback | Subsequent Events
Other Commitments [Line Items]
Number of vessels		8
Teekay Tankers
Other Commitments [Line Items]
Loss Contingency, Damages Sought, Value | $	$ 7.3
Number of Lessors | lessor	1
Lessee, Sales-type lease, Number of vessels repurchased | credit_facility	8
Teekay Tankers | March 2022 Sale Leaseback | Subsequent Events
Other Commitments [Line Items]
Number of vessels		8